FORM 24F-2
                        Annual Notice of Securities Sold
                             Pusuant to Rule 24f-2
________________________________________________________________________________


1.   Names and address of issuer:

     EVERGREEN MUNICIPAL TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN INTITUTIONAL TAX EXEMPT MONEY MARKET FUND

3.   Investment Company Act File Number:     811-5579

     Securities Act File Number:             33-23180


4.   Last day of fiscal year for which this notice is filed:

     February 28, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:




8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE



9.   Number and aggregate sale price of securities sold during the fiscal year:

    Evergreen Institutional Tax
          Exempt Money Market Fund           462,534,674        $ 462,534,674
                                             -----------         ------------
                                             462,534,674 Shares $ 462,534,674

10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Evergreen Institutional Tax
          Exempt Money Market Fund           462,534,674        $ 462,534,674
                                             -----------         ------------
                                             462,534,674 Shares $ 462,534,674

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

     Evergreen Institutional Tax
          Exempt Money Market Fund                 2,873        $       2,873
                                             -----------         ------------
                                                   2,873 Shares $       2,873

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

    Evergreen Institutional Tax
          Exempt Money Market Fund           462,534,674        $ 462,534,674
                                             -----------         ------------
                                             462,534,674 Shares $ 462,534,674

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $

     Evergreen Institutional Tax
          Exempt Money Market Fund                 2,873        $       2,873
                                             -----------         ------------
                                                   2,873 Shares $       2,873

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):   ($)

     Evergreen Institutional Tax
          Exempt Money Market Fund           242,107,223        $ 242,107,223
                                             -----------         ------------
                                             242,107,223 Shares $ 242,107,223


     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable):


      Evergreen Institutional Tax
          Exempt Money Market Fund                              $ 220,430,324
                                                                 ------------
                                                                $ 220,430,324




     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): /3300


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $66,797



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     April 25, 1997



     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                                   President & Treasurer

                                   /s/ John J. Pileggi
                                   _____________________



     Date   April 25, 1997